Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Holiday [Line Items]
Income before income taxes	$ 716	$ 590	$ 524
Domestic Tax Authority | Office of the Tax Commissioner, Bermuda
Income Tax Holiday [Line Items]
Income before income taxes	565	508	263
Foreign Tax Authority | Federal Ministry of Finance, Germany
Income Tax Holiday [Line Items]
Income before income taxes	16	8	0
Foreign Tax Authority | Internal Revenue Service (IRS)
Income Tax Holiday [Line Items]
Income before income taxes	$ 135	$ 74	$ 261